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[VEDDER PRICE LOGO]                      VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                         222 NORTH LASALLE STREET
                                         CHICAGO, ILLINOIS 60601
                                         312-609-7500
                                         FAX: 312-609-5005

                                         CHICAGO - NEW YORK CITY -
                                         WASHINGTON, D.C. - ROSELAND, NJ




                                         October 15, 2007



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

         Re:  Aston Funds
              Post-Effective Amendment No. 86 under the Securities Act of 1933 and Amendment No. 88 under Investment Company Act of 1940
              File Nos. 33-68666 and 811-8004
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To the Commission:

         On behalf of Aston Funds (the "Trust"), we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"), the Trust's Post-Effective Amendment No. 86 to its Registration Statement on Form N-1A (Amendment No. 88 under the 1940 Act).

         This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act for the purpose of adding one new series of the Trust, Aston/New Century Absolute Return ETF Fund. We intend for this Amendment to become effective on December 31, 2007.

         The new series is structured as a fund-of-funds that invests primarily in ETFs. Accordingly, the following are material differences between the new series and existing series of the Trust:

     - The fund will invest substantially all of its assets in securities of ETFs in reliance on Section 12(d)(1)(F) of the 1940 Act. The fund may, in the future, seek exemptive relief to provide broader relief from
         Section 12(d)(1).
     - The risk section contains new risks tailored to a fund-of-funds structure.
     - Certain fundamental policies have been modified in light of the fund-of-funds structure.
     -   The fund is proposing a novel investment advisory fee.
     - The fund has modified the fee table to include indirect costs of acquired funds.


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[VEDDER PRICE LOGO]

Securities and Exchange Commission
October 15, 2007
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         Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7785.

                                                   Very truly yours,

                                                   /s/ Corey L. Zarse
                                                   -------------------
                                                   Corey L. Zarse


CLZ/kc
Enclosures